DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Depreciation Amortization And Impairment
Depreciation rou assets	$ (250.1)	$ 0.0		$ 0.0
Subtotal (right-of-use assets, see note 14)	(250.1)	0.0		0.0
Depreciation, property, plant and equipment	(66.4)	(69.2)		(64.5)
Impairment, property, plant and equipment	(4.1)	(14.6)		(0.2)
Subtotal (property, plant and equipment, see note 13)	(70.5)	(83.8)		(64.7)
Amortization intangible assets	(42.9)	(45.1)		(44.0)
Subtotal (intangible assets, see note 15)	(42.9)	(45.1)		(44.0)
Total	$ (363.5)	$ (128.9)	[1]	$ (108.7)	[1]

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)